Commitments (Tables)	12 Months Ended
Jun. 30, 2019
Commitments [Abstract]
Schedule of gross sugarcane sales
	2019		2018		2017
	Number (tons)	Amount	Number (tons)	Amount	Number (tons)	Amount
Net revenue from sugarcane	761,996	73,480	842,960	81,375	720,548	59,811

Schedule of lease agreement
	2019	2018	2017
Lease agreement	2,399	1,877	2,081

Schedule of operating lease
	2019	2018	2017
Operating lease	2,686	3,407	1,017

Schedule of finance lease
	2019	2018	2017
Finance lease (sugarcane crop)	254	1,676	3,284

Schedule of finance lease Partnership
	2019	2018	2017
Finance lease Partnership IV (a) / (b)	20,943	18,539	20,795

Schedule of gross sugarcane sales to Partnership IV
	2019		2018		2017
	Quantity (Tons)	Amount	Quantity (Tons)	Amount	Quantity (Tons)	Amount
Gross sugarcane sales Partnership IV	1.019.232	86.996	838,501	56,848	217.797	16.175

Schedule of agricultural partnership agreement
2019
Lease agreement - Parceria V	1,181